Recent Authoritative Guidance (Q1) (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Recent Authoritative Guidance
In June 2016, FASB amended the guidance for the measurement of credit losses on receivables and certain other assets. In-scope items for Cleco include unbilled revenue, trade receivables, notes receivables, other accounts receivables, and guarantees. The guidance requires use of a current expected loss model, which may result in earlier recognition of credit losses. Effective January 1, 2020, Cleco adopted the amended guidance using the prospective transition method. Adoption of this standard resulted in a $0.1 million increase in credit loss reserves related to unbilled revenue and trade receivables. The current expected credit loss model did not impact reserves related to any other in-scope items. For more information on Cleco’s accounting for credit losses, see Note 1 — “Summary of Significant Accounting Policies — Reserves for Credit Losses.”

In August 2018, FASB issued guidance that allows for the deferral of certain implementation costs incurred in a cloud computing arrangement. Effective January 1, 2020, Cleco adopted the guidance using the prospective transition method. Adoption of this guidance did not materially impact the Registrants’ results of operations, financial condition, or cash flows.

In March 2020, FASB issued amendments that are elective and apply to all entities, subject to meeting certain criteria, for the contract modifications or hedging relationships that are referencing LIBOR or another reference rate expected to be discontinued due to reference rate reform. The amendments include a general principal that permits an entity to consider contract modifications due to reference rate reform to be an event that does not require contract remeasurement at the modification date or reassessment of a previous accounting determination. The amendment became effective March 12, 2020. Management is evaluating this guidance and the impact it may have on the Registrants’ results of operations, financial condition, or cash flows.

Recent Authoritative Guidance

In February 2016, FASB amended the guidance to account for leases. Effective January 1, 2019, Cleco adopted the amended guidance using the optional transition method that allows an entity to recognize a cumulative-effect adjustment to the opening balance of retained earnings at the date of adoption, apply the new disclosure requirements beginning in the period of adoption, and continue to present comparative period information as required under previous guidance.

In addition, Cleco elected the transition practical expedient that permits an entity to not reassess prior conclusions about lease identification, lease classification, and initial direct costs under the new standard, as well as the practical expedient that permits entities to not assess existing land easements under the new standard.

Adoption of this standard resulted in the recognition of ROU assets and lease liabilities for Cleco and Cleco Power’s operating leases of $16.1 million and $15.9 million, respectively. There was no impact to retained earnings as a result of adopting this standard. Adoption of this standard did not materially impact the Registrants’ results of operations or liquidity, and their accounting for finance leases is substantially unchanged. For more information on Cleco’s lease obligations, see Note 4 — “Leases.”

In June 2016, FASB amended the guidance for the measurement of credit losses on receivables and certain other assets. The guidance requires use of a current expected loss model, which may result in earlier recognition of credit losses. The adoption of this guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those years. Management does not expect this guidance to have a significant impact on the results of operations, financial condition, or cash flows of the Registrants.

In August 2018, FASB issued guidance that allows for the deferral of certain implementation costs incurred in a cloud computing arrangement. The adoption of this guidance is effective for annual reporting periods beginning after December 15, 2019, including interim periods within those years. Early adoption is permitted. Management does not expect this guidance to have significant impact on the results of operations, financial condition, or cash flows of the Registrants.